Segment Information (Earnings) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Premiums									$ 39,067	$ 37,674	$ 37,975
Universal life and investment-type product policy fees									9,946	9,451	8,556
Net investment income									21,153	22,232	21,984
Other revenues									2,030	1,920	1,906
Net investment gains (losses)									(197)	161	(352)
Net derivative gains (losses)									1,317	(3,239)	(1,919)
Total revenues	19,119	18,846	18,266	17,085	18,458	16,337	15,721	17,683	73,316	68,199	68,150
Expenses
Policyholder benefits and claims and policyholder dividends									40,478	39,366	39,356
Interest credited to policyholder account balances									6,943	8,179	7,729
Goodwill impairment									0	0	1,868
Capitalization of DAC									(4,183)	(4,786)	(5,289)
Amortization of DAC and VOBA									4,132	3,550	4,199
Amortization of negative VOBA									(442)	(579)	(622)
Interest expense on debt									1,216	1,282	1,356
Other expenses									16,368	17,135	18,111
Total expenses	17,043	15,894	16,316	15,259	17,190	15,361	15,160	16,436	64,512	64,147	66,708
Provision for income tax expense (benefit)									2,465	661	128
Income (loss) from continuing operations, net of income tax	1,527	2,094	1,376	1,342	915	973	508	995	6,339	3,391	1,314
Retail
Expenses
Goodwill impairment											1,692
Amortization of DAC and VOBA									1,610	850	1,603
Group, Voluntary & Worksite Benefits
Expenses
Goodwill impairment											0
Amortization of DAC and VOBA									149	140	133
Corporate Benefit Funding
Expenses
Goodwill impairment											0
Amortization of DAC and VOBA									19	23	22
Latin America
Expenses
Amortization of DAC and VOBA									334	311	228
Asia
Expenses
Goodwill impairment											0
Amortization of DAC and VOBA									1,394	1,527	1,567
EMEA
Expenses
Goodwill impairment											0
Amortization of DAC and VOBA									626	699	644
Corporate & Other
Expenses
Goodwill impairment											176
Amortization of DAC and VOBA									0	0	2
Operating Segments [Member]
Revenues
Premiums									39,022	37,583	37,355
Universal life and investment-type product policy fees									9,541	9,085	8,212
Net investment income									20,484	20,394	20,287
Other revenues									2,033	1,954	1,756
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									71,080	69,016	67,610
Expenses
Policyholder benefits and claims and policyholder dividends									39,478	37,746	37,105
Interest credited to policyholder account balances									5,661	6,015	6,242
Goodwill impairment									0	0	0
Capitalization of DAC									(4,182)	(4,786)	(5,284)
Amortization of DAC and VOBA									4,027	4,083	4,177
Amortization of negative VOBA									(396)	(524)	(555)
Interest expense on debt									1,178	1,159	1,190
Other expenses									16,254	16,596	16,662
Total expenses									62,020	60,289	59,537
Provision for income tax expense (benefit)									2,378	2,344	2,302
Operating earnings									6,682	6,383	5,771
Operating Segments [Member] | Americas
Revenues
Premiums									29,066	27,415	26,585
Universal life and investment-type product policy fees									7,255	6,838	6,233
Net investment income									16,661	16,280	16,011
Other revenues									1,800	1,737	1,576
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									54,782	52,270	50,405
Expenses
Policyholder benefits and claims and policyholder dividends									32,640	30,922	29,971
Interest credited to policyholder account balances									3,935	4,136	4,293
Goodwill impairment									0	0	0
Capitalization of DAC									(1,588)	(1,929)	(2,273)
Amortization of DAC and VOBA									2,017	1,858	1,986
Amortization of negative VOBA									(1)	(2)	(5)
Interest expense on debt									11	10	8
Other expenses									9,584	9,683	9,559
Total expenses									46,598	44,678	43,539
Provision for income tax expense (benefit)									2,464	2,337	2,075
Operating earnings									5,720	5,255	4,791
Operating Segments [Member] | Retail
Revenues
Premiums									7,280	6,528	6,532
Universal life and investment-type product policy fees									5,074	4,912	4,561
Net investment income									7,887	7,796	7,709
Other revenues									1,059	1,018	879
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									21,300	20,254	19,681
Expenses
Policyholder benefits and claims and policyholder dividends									9,851	9,028	9,010
Interest credited to policyholder account balances									2,245	2,331	2,375
Goodwill impairment									0	0	0
Capitalization of DAC									(969)	(1,309)	(1,753)
Amortization of DAC and VOBA									1,515	1,384	1,607
Amortization of negative VOBA									0	0	0
Interest expense on debt									1	0	0
Other expenses									4,711	5,101	5,367
Total expenses									17,354	16,535	16,606
Provision for income tax expense (benefit)									1,130	1,107	910
Operating earnings									2,816	2,612	2,165
Operating Segments [Member] | Group, Voluntary & Worksite Benefits
Revenues
Premiums									15,979	15,250	14,794
Universal life and investment-type product policy fees									716	688	662
Net investment income									1,861	1,833	1,763
Other revenues									420	418	422
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									18,976	18,189	17,641
Expenses
Policyholder benefits and claims and policyholder dividends									14,897	14,227	13,691
Interest credited to policyholder account balances									156	155	167
Goodwill impairment									0	0	0
Capitalization of DAC									(143)	(141)	(138)
Amortization of DAC and VOBA									149	140	133
Amortization of negative VOBA									0	0	0
Interest expense on debt									1	1	1
Other expenses									2,571	2,379	2,363
Total expenses									17,631	16,761	16,217
Provision for income tax expense (benefit)									467	480	474
Operating earnings									878	948	950
Operating Segments [Member] | Corporate Benefit Funding
Revenues
Premiums									2,768	2,767	2,681
Universal life and investment-type product policy fees									226	247	225
Net investment income									5,684	5,506	5,435
Other revenues									286	278	259
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									8,964	8,798	8,600
Expenses
Policyholder benefits and claims and policyholder dividends									5,106	5,180	5,039
Interest credited to policyholder account balances									1,140	1,233	1,358
Goodwill impairment									0	0	0
Capitalization of DAC									(31)	(27)	(29)
Amortization of DAC and VOBA									19	23	22
Amortization of negative VOBA									0	0	0
Interest expense on debt									9	9	8
Other expenses									492	481	449
Total expenses									6,735	6,899	6,847
Provision for income tax expense (benefit)									771	667	596
Operating earnings									1,458	1,232	1,157
Operating Segments [Member] | Latin America
Revenues
Premiums									3,039	2,870	2,578
Universal life and investment-type product policy fees									1,239	991	785
Net investment income									1,229	1,145	1,104
Other revenues									35	23	16
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									5,542	5,029	4,483
Expenses
Policyholder benefits and claims and policyholder dividends									2,786	2,487	2,231
Interest credited to policyholder account balances									394	417	393
Goodwill impairment									0	0	0
Capitalization of DAC									(445)	(452)	(353)
Amortization of DAC and VOBA									334	311	224
Amortization of negative VOBA									(1)	(2)	(5)
Interest expense on debt									0	0	(1)
Other expenses									1,810	1,722	1,380
Total expenses									4,878	4,483	3,869
Provision for income tax expense (benefit)									96	83	95
Operating earnings									568	463	519
Operating Segments [Member] | Asia
Revenues
Premiums									7,566	7,801	8,344
Universal life and investment-type product policy fees									1,693	1,722	1,491
Net investment income									2,886	2,943	2,919
Other revenues									106	92	26
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									12,251	12,558	12,780
Expenses
Policyholder benefits and claims and policyholder dividends									5,724	5,755	5,819
Interest credited to policyholder account balances									1,544	1,690	1,784
Goodwill impairment									0	0	0
Capitalization of DAC									(1,914)	(2,143)	(2,288)
Amortization of DAC and VOBA									1,397	1,542	1,563
Amortization of negative VOBA									(364)	(427)	(456)
Interest expense on debt									0	0	5
Other expenses									3,975	4,317	4,741
Total expenses									10,362	10,734	11,168
Provision for income tax expense (benefit)									582	565	561
Operating earnings									1,307	1,259	1,051
Operating Segments [Member] | EMEA
Revenues
Premiums									2,309	2,297	2,370
Universal life and investment-type product policy fees									466	386	333
Net investment income									428	425	482
Other revenues									60	97	121
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									3,263	3,205	3,306
Expenses
Policyholder benefits and claims and policyholder dividends									1,053	1,039	1,196
Interest credited to policyholder account balances									148	147	126
Goodwill impairment									0	0	0
Capitalization of DAC									(680)	(714)	(723)
Amortization of DAC and VOBA									613	683	626
Amortization of negative VOBA									(31)	(95)	(94)
Interest expense on debt									0	1	1
Other expenses									1,846	1,812	1,812
Total expenses									2,949	2,873	2,944
Provision for income tax expense (benefit)									29	51	127
Operating earnings									285	281	235
Operating Segments [Member] | Corporate & Other
Revenues
Premiums									81	70	56
Universal life and investment-type product policy fees									127	139	155
Net investment income									509	746	875
Other revenues									67	28	33
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									784	983	1,119
Expenses
Policyholder benefits and claims and policyholder dividends									61	30	119
Interest credited to policyholder account balances									34	42	39
Goodwill impairment									0	0	0
Capitalization of DAC									0	0	0
Amortization of DAC and VOBA									0	0	2
Amortization of negative VOBA									0	0	0
Interest expense on debt									1,167	1,148	1,176
Other expenses									849	784	550
Total expenses									2,111	2,004	1,886
Provision for income tax expense (benefit)									(697)	(609)	(461)
Operating earnings									(630)	(412)	(306)
Significant Reconciling Items [Member]
Revenues
Premiums									45	91	620
Universal life and investment-type product policy fees									405	366	344
Net investment income									669	1,838	1,697
Other revenues									(3)	(34)	150
Net investment gains (losses)									(197)	161	(352)
Net derivative gains (losses)									1,317	(3,239)	(1,919)
Total revenues									2,236	(817)	540
Expenses
Policyholder benefits and claims and policyholder dividends									1,000	1,620	2,251
Interest credited to policyholder account balances									1,282	2,164	1,487
Goodwill impairment									0	0	1,868
Capitalization of DAC									(1)	0	(5)
Amortization of DAC and VOBA									105	(533)	22
Amortization of negative VOBA									(46)	(55)	(67)
Interest expense on debt									38	123	166
Other expenses									114	539	1,449
Total expenses									2,492	3,858	7,171
Provision for income tax expense (benefit)									$ 87	$ (1,683)	$ (2,174)